Loss per share - Summary of earning per share (Detail) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Loss per share [line items]
Loss attributable to equity holders of the parent	£ (11,030)	£ (19,158)
Weighted average number of ordinary shares	627,087,752	583,892,445
Loss per share – basic (£)	£ (0.02)	£ (0.03)
Effect of dilutive ordinary shares	£ 0	£ 0
Numerator – Diluted loss per share	£ (11,030)	£ (19,158)
Number of ordinary shares used for basic loss per share	627,087,752	583,892,445
Weighted average effect of dilutive ordinary shares	0	0
Weighted average number of diluted ordinary shares outstanding	627,087,752	583,892,445
Loss per share – diluted (£)	£ (0.02)	£ (0.03)